FEDERAL INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
FEDERAL INCOME TAX
Net operating loss carry forwards	$ 16,300,000
Change in net deferred tax asset and valuation allowance	$ 1,454,000	$ 562,000